RELATED PARTY TRANSACTIONS (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Interest income		$ 1,078,843
Interest receivable included in prepaid expenses and other current assets		$ 8,425,322	$ 5,063,320
Prosten Technology Holdings Limited [Member]
Related Party Transaction [Line Items]
Accounts payable to Prosten and its subsidiaries			198,051
Amount due to related party	[1]		198,051
Mobile value-added services	[1]		$ 79,188	$ 1,010,354
Leilei Wang [Member] | Prosten Technology Holdings Limited [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage		10.00%
KongZhong Galaxy [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[2]	$ 32,850,989
Interest income	[2]	$ 1,078,843
Repayment term		1 year
Interest receivable included in prepaid expenses and other current assets		$ 1,078,843
Interest rate percentage		7.00%
Magic Wing [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[3]	$ 285,003
License fee	[3]	$ 22,993

[1]	Leilei Wang, the Chief Executive Officer, indirectly owns more than 10% of Prosten. Prosten and its subsidiaries engage in the business of providing solutions to companies that provide mobile and search services. In 2013 and 2014, Prosten and its subsidiaries provided the Company mobile value-added services valued at $1.0 million and $0.1 million, respectively. No service was provided by Prosten and its subsidiaries during 2015. The accounts payable to Prosten and its subsidiaries as of December 31, 2014 were $198,051 which was fully settled in 2015.
[2]	In 2015, the Company made various loans to KongZhong Galaxy, an equity method investee of the Company to finance KongZhong Galaxy's business operations. The loans were unsecured, interest bearing at 7% per annum, and repayable within one year. The loans could be extended upon mutual agreement of the parties, while the Company did not have such agreement or intent to do so as of December 31, 2015. The relevant interest receivable amounting to $1,078,843 as of December 31, 2015 was included in prepaid expenses and other current assets.
[3]	In 2015, the Company recorded costs of game license fees of $22,993 to Magic Wing, an equity method investee of the Company. As of December 31, 2015, the balance of prepaid license fees was $285,003.